DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details Narrative) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Available for sale investments		$ 2,574,546
Other comprehensive income, net of tax, available-for-sale financial assets	$ 6,424	1,855
Bank maintains guarantees amount	98,832	33,711
Total Attributable To Shareholders Of The Bank [Member]
Disclosure of financial assets [line items]
Other comprehensive income, net of tax, available-for-sale financial assets	5,114	459
Non-controlling Interest [Member]
Disclosure of financial assets [line items]
Other comprehensive income, net of tax, available-for-sale financial assets	1,310	1,396
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		27,673
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		284,072
Securities Sold Under Repurchase Agreements [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		1,156
Securities Sold Under Repurchase Agreements [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		24,910
Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		2,262,801
Chilean Central Bank And Government Securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Available for sale investments		241,995
Comder Contraparte Central S.A. [Member]
Disclosure of financial assets [line items]
Available for sale investments	48,081	42,910
London Clearing House (LCH) [Member]
Disclosure of financial assets [line items]
Available for sale investments	$ 58,892	$ 48,106